Variable Interest Entities ("VIE") - Schedule of Assets and Liabilities of Lessor VIEs (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Assets
Restricted cash and short-term deposits	$ 144,480		$ 163,181
Debt:
Current portion of long-term debt and short-term debt	(1,130,256)		(982,845)	[1]
Long-term debt	(1,151,465)		(1,367,937)	[1]
Total liabilities	(2,651,457)		(2,683,582)	[1]
Unaudited Consolidated Statements of Operations
Interest expense	42,776	$ 54,137
Unaudited Statements of Cashflows
Net debt repayments	(208,250)	(548,623)
Net debt receipts	122,920	539,307
Financing costs paid	(5,299)	(7,563)
Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	65,105		36,875
Debt:
Current portion of long-term debt and short-term debt	(802,341)		(865,982)
Long-term debt	(504,821)		(625,119)
Total liabilities	(1,307,162)		$ (1,491,101)
Unaudited Consolidated Statements of Operations
Interest expense	20,467	27,752
Unaudited Statements of Cashflows
Net debt repayments	(197,308)	(352,046)
Net debt receipts	12,920	444,307
Financing costs paid	(700)	(2,731)
Hilli | Variable Interest Entity, Primary Beneficiary
Unaudited Statements of Cashflows
Net debt repayments	(64,854)	(281,972)
Net debt receipts	2,848	$ 223,821
ICBCL Agreement | Golar Glacier | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	30
Debt:
Current portion of long-term debt and short-term debt	(82,728)
Long-term debt	0
Total liabilities	(82,728)
ICBCL Agreement | Golar Kelvin | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	100
Debt:
Current portion of long-term debt and short-term debt	(99,450)
Long-term debt	0
Total liabilities	(99,450)
ICBCL Agreement | Golar Snow | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	100
Debt:
Current portion of long-term debt and short-term debt	(81,883)
Long-term debt	0
Total liabilities	(81,883)
ICBCL Agreement | Golar Ice | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	47
Debt:
Current portion of long-term debt and short-term debt	(54,860)
Long-term debt	0
Total liabilities	(54,860)
CMBL Agreement | Golar Tundra | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	0
Debt:
Current portion of long-term debt and short-term debt	(78,196)
Long-term debt	0
Total liabilities	(78,196)
CCBFL Agreement | Golar Seal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	13,767
Debt:
Current portion of long-term debt and short-term debt	0
Long-term debt	(90,293)
Total liabilities	(90,293)
COSCO Shipping Agreement | Golar Crystal | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	4,686
Debt:
Current portion of long-term debt and short-term debt	(8,358)
Long-term debt	(68,603)
Total liabilities	(76,961)
CSSC | Hilli | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	25,904
Debt:
Current portion of long-term debt and short-term debt	(396,866)
Long-term debt	(232,158)
Total liabilities	(629,024)
AVIC Agreement | Golar Bear | Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash and short-term deposits	20,471
Debt:
Current portion of long-term debt and short-term debt	0
Long-term debt	(113,767)
Total liabilities	$ (113,767)

[1]	On April 15, 2021, we have completed the GMLP and Hygo Mergers and consequently retrospectively presented our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments in Golar Partners and Hygo as net income/(loss) from discontinued operations and assets held for sale, respectively. In addition, we have retrospectively presented the cash flow activities arising from our held for sale investments as cash flows from discontinued operations (note 9).